Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Fair Value of Derivative Instruments

	December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$3	Prepaid and other current assets	$—
Interest rate swaps	Other assets	12	Other assets	16

Total assets		$15		$16

	December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$—	Prepaid and other current assets	$—

Total assets		$—		$—

Liability Derivatives
Forward contracts	Accrued expenses	$—	Accrued expenses	$9

Total liabilities		$—		$9

Derivative instruments gain (loss) recognized in Other Comprehensive Income

Balance at December 31, 2009	$—
Mark-to-market loss (gain) on forward exchange contracts	1
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	(1)

Balance at December 31, 2010	$—

Balance at December 31, 2010	$—
Mark-to-market loss (gain) on forward exchange contracts	(1)
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	(2)

Balance at December 31, 2011	$(3)

Derivative instruments gain (loss) recognized in Income

Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31,
		2011	2010	2009
Foreign forward exchange contracts	Interest expense, net	$5	$(45)	$(15)

Total (loss) gain included in income		$5	$(45)	$(15)